Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management	12 Months Ended
Dec. 31, 2020
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Disclosure of information about key management personnel Explanatory

54. Remuneration and other benefits for the Board of Directors and members of the Bank's Senior Management

•Remuneration received by non-executive directors in 2020

The remuneration paid to non-executive members of the Board of Directors during the 2020 financial year is indicated below, individualized and itemized:

Remuneration for non-executive directors (thousands of euro)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
José Miguel Andrés Torrecillas	129	111	66	36		115		50	507
Jaime Caruana Lacorte	129	167	165	107					567
Raúl Galamba de Oliveira (2)	107			71			32		211
Belén Garijo López	129		66		107	46			349
Sunir Kumar Kapoor	129						43		172
Lourdes Máiz Carro	129		66		43				238
José Maldonado Ramos	129	167				46			342
Ana Peralta Moreno	129		66		43				238
Juan Pi Llorens	129			214		46	43	80	512
Ana Revenga Shanklin (2)	97			71					168
Susana Rodríguez Vidarte	129	167		107		46			449
Carlos Salazar Lomelín (2)	97				29				125
Jan Verplancke	129				29		43		200
Total (3)	1.588	611	431	606	250	301	161	130	4.078

(1)Amounts received during the 2020 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.

(2)Directors appointed by the General Shareholders’ Meeting held on 13 March 2020. Remunerations paid based on the date on which the position was accepted.

(3)Includes remuneration paid for membership on the Board and its various committees during the 2020 financial year. The composition of these committees was amended by resolution of the Board of Directors dated 29 April 2020.

Also, during 2020 financial year, €95 thousand was paid out in casualty and healthcare insurance premiums for non-executive members of the Board of Directors.

In addition, Tomás Alfaro Drake and Carlos Loring Martínez de Irujo, who left their roles as directors on 13 March 2020, received a total of €54 thousand and €111 thousand, respectively, for their membership of the Board and of the various Board Committees during the first quarter of the financial year. The Bank has also paid out a total of €18 thousand in casualty and healthcare insurance premiums.

•Remuneration received by executive directors in 2020

During the 2020 financial year, the executive directors received the amount of the Annual Fixed Remuneration corresponding to such financial year, established for each director in the Remuneration Policy for BBVA Directors, which was approved by the General Shareholders’ Meeting held on 15 March 2019.

In addition, the executive directors received their Annual Variable Remuneration (“AVR”) for the 2019 financial year, which, in accordance with the settlement and payment system set out in the remuneration policy applicable to such year, was due to be paid to them during the 2020 financial year.

In application of this settlement and payment system:

•40% of the 2019 Annual Variable Remuneration corresponding to executive directors was paid in the 2020 financial year (the Upfront Portion); in equal parts in cash and BBVA shares.

•The remaining 60% of the Annual Variable Remuneration has been deferred (40% in cash and 60% in shares) for a period of five years (the Deferred Portion), and its accrual and payment will be subject to compliance with a series of multi-year indicators. The application of these indicators, calculated over the first three years of deferral, may lead to the reduction or even forfeit of the Deferred Portion, even in its entirety, but in no event may it be increased. Provided that the relevant conditions are met, the resulting amount will then be paid, in cash and in BBVA shares, according to the following payment schedule: 60% in 2023, 20% in 2024 and the remaining 20% in 2025.

•All of the shares delivered to the executive directors as AVR, including both as part of the Upfront Portion and the Deferred Portion, will be withheld for a one year lock-up period after delivery, except for the shares transferred to honor the payment of taxes accruing on the shares received.

•The Deferred Portion of the Annual Variable Remuneration payable in cash will be subject to updating under the terms established by the Board of Directors.

•Executive directors may not use personal hedging strategies or insurance in connection with the remuneration and responsibility that may undermine the effects of alignment with prudent risk management.

•Over the entire deferral and withholding period, the Annual Variable Remuneration for the executive directors will be subject to variable remuneration reduction and recovery arrangements ("malus" and "clawback").

•The variable component of the remuneration for executive directors corresponding to the 2019 financial year is limited to a maximum amount of 200% of the fixed component of the total remuneration, as agreed by the General Shareholders’ Meeting held during such financial year.

Additionally, upon receipt of the shares, executive directors will not be allowed to transfer a number equivalent to twice their Annual Fixed Remuneration for at least three years after their delivery.

In 2020, the Group Executive Chairman and the Chief Executive Officer likewise received the deferred portion of their Annual Variable Remuneration due that year for the 2016 financial year (50% of the Annual Variable Remuneration), after being adjusted downwards following the results of the multi-year performance indicators. This remuneration was paid in equal parts in cash and in shares, together with the corresponding update in cash, thus concluding the payment of the Annual Variable Remuneration to the executive directors for the 2016 financial year.

In accordance with the above, the remunerations paid to executive directors during the 2020 financial year are indicated below, individualized and itemized:

Annual Fixed Remuneration for 2020 (thousands of euro)

Group Executive Chairman	2.453
Chief Executive Officer	2.179
Total	4.632

In addition, in accordance with the current Remuneration Policy for BBVA Directors, during the 2020 financial year, the Chief Executive Officer has received €654 thousand for the cash in lieu of pension item (equivalent to 30% of his Annual Fixed Remuneration)—given that he does not have a retirement pension (see the Pension commitments section of this Note)—and €600 thousand for the mobility allowance item.

2019 Annual Variable Remuneration (Upfront payment)
	In cash (1)	In shares (1)
	(thousands of euro)
Group Executive Chairman	636	126.470
Chief Executive Officer	571	113.492
Total	1.207	239.962

Remuneration corresponding to the Upfront Portion (40%) of the AVR for the 2019 financial year (50% in cash and 50% in BBVA shares).

2016 Deferred Annual Variable Remuneration (Deferred Portion)
	In cash (1)	In shares (1)
	(thousands of euro)
Group Executive Chairman	656	89.158
Chief Executive Officer	204	31.086
Total	861	120.244

(1)Remunerations corresponding to deferred AVR for the 2016 financial year (50% of the AVR for 2016, in equal parts in cash and shares), payment of which was due in 2020, together with its corresponding update in cash, and after a downwards adjustment following the results of the multi-year performance indicators. In the case of both the Chairman and Chief Executive Officer, this remuneration is associated with their previous positions.

In addition, the executive directors received remuneration in kind during the 2020 financial year, including insurance and other premiums, amounting to a total of €360 thousand of which €228 thousand corresponds to the Group Executive Chairman and €132 thousand to the Chief Executive Officer.

As Head of Global Economics & Public Affairs (Head of GE&PA), former executive director José Manuel González-Páramo Martínez-Murillo, who left his role of director on 13 March 2020, received €168 thousand as fixed remuneration; €174 thousand and 28,353 BBVA shares corresponding to the Upfront Portion (40%) of the AVR for the 2019 financial year and to the Deferred Portion of the AVR for the 2016 financial year, payment of which was due in the 2020 financial year, including the corresponding cash update; as well as €33 thousand as remuneration in kind.

•Remuneration received by Senior Management in 2020

During the 2020 financial year, the members of Senior Management, excluding executive directors, received the amount of the Annual Fixed Remuneration corresponding to such financial year.

In addition, they received the Annual Variable Remuneration for the 2019 financial year, which, in accordance with the settlement and payment system set out in the remuneration policy applicable for such financial year, was due to be paid to them during the 2020 financial year.

Under this settlement and payment system, the same rules as set out above for executive directors are applicable. These include, among other things: 40% of the Annual Variable Remuneration, in equal parts cash and in BBVA shares, will be paid in the financial year following the year to which it corresponds (the Upfront Portion), and the remaining 60% will be deferred (40% in cash and 60% in shares) for a five-year period, with its accrual and payment being subject to compliance with a series of multi-year indicators (the Deferred Portion), applying the same payment schedule established for executive directors. The shares received will be withheld for a one year lock-up period (this will not apply to those shares transferred to honor the payment of taxes arising therefrom). Likewise, senior management may not use personal hedging strategies or insurance in connection with the remuneration; the variable component of the remuneration for senior management corresponding to the 2019 financial year will be limited to a maximum amount of 200% of the fixed component of the total remuneration; and over the entire deferral and withholding period, the Annual Variable Remuneration will be subject to reduction and recovery (malus and clawback) arrangements.

Similarly, in accordance with the remuneration policy for this group applicable in 2016 and in application of the settlement and payment system of the Annual Variable Remuneration for said financial year, the members of Senior Management who were beneficiaries of such remuneration received in 2020 the deferred portion of the Annual Variable Remuneration for the 2016 financial year, after being adjusted downwards following the results of the multi-year performance indicators. This remuneration has been paid in equal parts in cash and in shares, along with its update in cash, concluding the payment of this remuneration to the members of Senior Management for the 2016 financial year.

In accordance with the above, the remuneration paid during the 2020 financial year to all members of Senior Management as a whole, who held that position as of 31 December, 2020 (15 members, excluding executive directors), is indicated and itemized below:

Annual Fixed Remuneration for 2020 (thousands of euro)

Senior Management total	14.101

2019 Annual Variable Remuneration (Upfront Portion)
	In cash	In shares
	(thousands of euro)
Senior Management total	1.402	280.055

(1) Remuneration corresponding to the Upfront Portion (40%) of the AVR for the 2019 financial year (paid 50% in cash and 50% in BBVA shares), as well as the upfront portion of the retention plans for two members of Senior Management.

2016 Annual Variable Remuneration (Deferred Portion)
	In cash	In shares
	(thousands of euro)
Senior Management total	1.380	182.461

(1) Remuneration corresponding to deferred AVR for the 2016 financial year (50% of the AVR for 2016, in equal parts in cash and in shares), payment of which was due in 2020, together with its corresponding update in cash, and after being adjusted downwards following the results of the multi-year performance indicators.

In addition, all members of Senior Management, excluding executive directors, have received remuneration in kind during the 2020 financial year, including insurance and other premiums, amounting to a total of €1,086 thousand.

Remuneration of executive directors due in 2021 and subsequent financial years

•Annual Variable Remuneration for executive directors for the 2020 financial year

In view of the exceptional circumstances arising from the COVID-19 crisis, the two executive directors have voluntarily waived the generation of the whole of the Annual Variable Remuneration corresponding to the 2020 financial year, so they will not accrue any remuneration in this respect.

•Deferred Annual Variable Remuneration for executive directors for the 2017 financial year

Following the end of 2020 financial year, the amount corresponding to the deferred Annual Variable Remuneration of executive directors for the 2017 financial year has been determined, with delivery in 2021, if conditions are met in accordance with the conditions set out in the remuneration policies applicable to the 2017 financial year and applicable to each of them.

Thus, based on the result of each of the multi-year performance indicators set by the Board of Directors in 2017 to calculate the deferred portion of this remuneration, and in application of the corresponding scales of achievement and their corresponding targets and weightings, the final amount of the deferred Annual Variable Remuneration for the 2017 financial year has been determined.

As a result, the remuneration has been determined in an amount of €411 thousand and 83,692 BBVA shares, in the case of the Group Executive Chairman and €307 thousand and 39,796 BBVA shares, in the case of the Chief Executive Officer, which includes in both cases the corresponding updates.

•Outstanding deferred Annual Variable Remuneration for executive directors

At year-end 2020, in accordance with the conditions established in the remuneration policies applicable in previous years, in addition to 40% of the 2017 deferred AVR of the Group Executive Chairman, 60% of the Annual Variable Remuneration corresponding to financial years 2018 and 2019 of both executive directors, remains deferred and is pending payment to them, and will be received in future years if the applicable conditions are met.

Remunerations of Senior Management due in 2021 and subsequent financial years

•Annual Variable Remuneration for Senior Management for the 2020 financial year

In view of the exceptional circumstances arising from the COVID-19 crisis, the members of Senior Management have, like the executive directors, voluntarily waived the generation of the whole of the Annual Variable Remuneration corresponding to the 2020 financial year, so they will not accrue any remuneration in this respect.

•Deferred Annual Variable Remuneration for Senior Management for the 2017 financial year

Following the end of the 2020 financial year, the amount corresponding to the deferred Annual Variable Remuneration of members of Senior Management (15 members as at 31 December, 2020, excluding executive directors) for the 2017 financial year has been determined, with delivery in 2021, if conditions are met, in accordance with the payment schedule set out in the remuneration policies applicable to the 2017 financial year and applicable to each of them.

Thus, based on the result of each of the multi-year performance indicators set by the Board of Directors in 2017 to calculate the deferred portion of this remuneration, and in application of the corresponding scales of achievement and their corresponding targets and weightings, the amount of the deferred portion of the 2017 Annual Variable Remuneration for members of Senior Management, with delivery in 2021, has been determined in the aggregate total amount, excluding executive directors, of €610 thousand and 107,740 BBVA shares, including the corresponding updates.

•Outstanding deferred Annual Variable Remuneration for the members of Senior Management

At year-end 2020, in accordance with the conditions established in the remuneration policies applicable in previous years, in addition to 40% of the 2017 deferred AVR in the case of some members of Senior Management, 60% of the Annual Variable Remuneration corresponding to financial years 2018 and 2019 remains deferred and is pending payment to all members of Senior Management, and will be received in future years if the applicable conditions are met.

•Fixed remuneration system with deferred delivery of shares for non-executive directors

BBVA has a fixed remuneration system in shares with deferred delivery for its non-executive directors, which was approved by the General Shareholders' Meeting held on 18 March 2006 and extended by resolutions of the General Shareholders' Meetings held on 11 March 2011 and 11 March 2016 for a further five year period in each case.

This system is based on the annual allocation to non-executive directors of a number of "theoretical shares" of BBVA equivalent to 20% of the total remuneration in cash received by each director in the previous financial year, calculated according to the average closing prices of BBVA shares during the 60 trading sessions prior to the dates of the Annual General Shareholders' Meetings approving the corresponding financial statements for each financial year.

These shares will be delivered to each beneficiary, where applicable, after they leave directorship for any reason other than serious breach of their duties.

The “theoretical shares” allocated to non-executive directors who are beneficiaries of the remuneration system in shares with deferred delivery in the 2020 financial year, corresponding to 20% of the total remuneration received in cash by each of them in the 2019 financial year, were as follows:

	Theoretical shares allocated in 2020	Theoretical shares accumulated as at 31 December 2020
José Miguel Andrés Torrecillas	20.252	75.912
Jaime Félix Caruana Lacorte	22.067	31.387
Belén Garijo López	14.598	62.126
Sunir Kumar Kapoor	7.189	22.915
Lourdes Máiz Carro	10.609	44.929
José Maldonado Ramos	14.245	108.568
Ana Peralta Moreno	10.041	15.665
Juan Pi Llorens	20.676	92.817
Susana Rodríguez Vidarte	18.724	141.138
Jan Verplancke	7.189	12.392
Total (1)	145.590	607.849

(1) Furthermore, 8,984 “theoretical shares” were assigned to Tomás Alfaro Drake and 18,655 “theoretical shares” were assigned Carlos Loring Martínez de Irujo, who left their roles as directors on 13 March 2020. After leaving their roles, both directors received a number of BBVA shares equivalent to the total number of “theoretical shares” that each of them had accumulated until that date (102,571 and 135,046 BBVA shares, respectively) by application of the system.

•Pension commitments with executive directors and Senior Management

The Bank has not made pension commitments with non-executive directors.

With regard to the Group Executive Chairman, the Remuneration Policy for BBVA Directors establishes a pension framework whereby he is eligible, provided that he does not leave his position as a result of a serious breach of his duties, to receive a retirement pension, paid as a lump sum or in instalments, when he reaches the legally established retirement age. The amount of this pension will be determined by the annual contributions made by the Bank, together with their corresponding accumulated yields at that date.

The annual contribution to cover the retirement contingency for the Group Executive Chairman's defined-contribution system, as established in the Remuneration Policy for BBVA Directors approved by the General Shareholders’ Meeting in 2019, was determined as a result of the conversion of his previous defined-benefit rights into a defined-contribution system, in the annual amount of €1,642 thousand. The Board of Directors may update this amount during the term of the Policy, in the same way and under the same terms as it may update the Annual Fixed Remuneration.

15% of the aforementioned agreed annual contribution will be based on variable components and considered “discretionary pension benefits”, and therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations.

In the event the Group Executive Chairman’s contract terminates before reaching retirement age for reasons other than serious breach of duties, the retirement pension due to the Group Executive Chairman upon reaching the legally established age will be calculated based on the funds accumulated through the contributions made by the Bank under the terms set out, up to that date, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank in any event from the time of termination.

With respect to the commitments to cover the contingencies for death and disability benefits for the Group Executive Chairman, the Bank will undertake the payment of the corresponding annual insurance premiums in order to top up the coverage of these contingencies.

In line with the above, during the 2020 financial year, the following amounts have been recorded to meet the pension commitments for the Group Executive Chairman: an amount of €1,642 thousand with regard to the retirement contingency and an amount of €377 thousand for the payment of premiums for the death and disability contingencies, as well as an upwards adjustment of €15 thousand for “discretionary pension benefits” for the 2019 financial year, which were declared at such financial year-end and had to be registered in the accumulated fund in 2020.

As of 31 December, 2020, the total accumulated amount of the fund to meet the retirement commitments for the Group Executive Chairman amounts to €23,057 thousand.

With regard to the agreed annual contribution to the retirement contingency corresponding to the 2020 financial year, 15% (€246 thousand) was registered in this financial year as “discretionary pension benefits”. Following year-end, the amount was adjusted applying the same criteria used to determine the Annual Variable Remuneration for the rest of the Bank's staff. Thus, the “discretionary pension benefits” for the 2020 financial year were determined in an amount of €148 thousand, following a downwards adjustment of €98 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2021 financial year and will be subject to the conditions established for these benefits in the Remuneration Policy for BBVA Directors.

With regard to the Chief Executive Officer, in accordance with the provisions of the current Remuneration Policy for BBVA Directors approved by the General Shareholders’ Meeting and his contract, the Bank is not required to make any contributions to a retirement pension, although he is entitled to an annual cash sum instead of a retirement pension equal to 30% of his Annual Fixed Remuneration. However, the Bank does have pension commitments to cover the death and disability contingencies, for which purpose the corresponding annual insurance premiums are paid.

In accordance with the above, in the 2020 financial year, the Bank paid the Chief Executive Officer the fixed-remuneration amount set out for cash in lieu of pension in the 'Remuneration received by executive directors in 2020' section of this Note and furthermore, €253 thousand was recorded for the payment of the annual insurance premiums to cover the death and disability contingencies.

In the case of the former executive director, the Head of GE&PA, €89 thousand were registered as contributions to fulfil the pension commitments undertaken in proportion to the time he spent in office during the 2020 financial year. This corresponds to: the sum of the annual contribution made to cover the retirement pension and the adjustment made to the “discretionary pension benefits`” for the 2019 financial year that fell due in the 2020 financial year once the AVR for the year 2019 had been determined (€52 thousand); and to the death and disability premiums (€37 thousand).

As of the date on which he left his position, the total accumulated fund to meet the retirement commitments for the former executive director Head of GE&PA amounted to €1,404 thousand, with no additional contributions to be made by the Bank from that point on.

In accordance with the same criteria used in the case of the Group Executive Chairman, the “discretionary pension benefits” for the 2020 financial year of the former executive director Head of GE&PA (calculated in proportion to the time he remained in office in 2020) were determined in an amount of €5 thousand, following a downwards adjustment of €3 thousand, and will be included in the accumulated fund in the 2021 financial year, subject to the conditions established in the Remuneration Policy for BBVA Directors.

Furthermore, in the 2020 financial year, to meet the pension commitments for members of Senior Management (15 members holding that position as at 31 December, 2020, excluding executive directors) it was recorded an amount of €2,739 thousand corresponding to the contribution to the retirement contingency and of €978 thousand corresponding to premiums to cover the death and disability contingencies, as well as an upwards adjustment of €12 thousand for “discretionary pension benefits” for the 2019 financial year, which were declared at 2019 year-end and had to be registered in the accumulated fund in 2020.

As at 31 December, 2020, the total accumulated amount of the fund to meet the retirement commitments for members of Senior Management amounts to €22,156 thousand.

As for the executive directors, 15% of the agreed annual contributions for members of Senior Management to cover retirement contingencies will be based on variable components and considered “discretionary pension benefits”, and are therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the remuneration policy applicable to members of Senior Management.

For this purpose, with regard to the annual contribution for the retirement contingency registered in the 2020 financial year, an amount of €405 thousand was registered in the 2020 financial year as “discretionary pension benefits” and, following the end of the 2020 financial year, as for the Group Executive Chairman, this amount was adjusted applying the same criteria used to determine the Annual Variable Remuneration for the rest of the Bank's staff, taking into account as well the area and individual results of each senior manager established to this effects by the executive area. Accordingly, the “discretionary pension benefits” for such financial year, corresponding to all members of Senior Management, were determined to amount to a total of €255 thousand, following a downwards adjustment of €150 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2021 financial year, and will be subject to the conditions established for these benefits in the remuneration policy applicable to members of Senior Management, in accordance with the regulations applicable to BBVA on this matter.

•Payments for the extinction of the contractual relationship

In accordance with the Remuneration Policy for BBVA Directors, the Bank has no commitments to pay severance benefits to executive directors.

The contractual framework defined for the executive directors, in accordance with the Remuneration Policy for BBVA Directors, establishes a post-contractual non-compete clause for executive directors, effective for a period of two (2) years after they leave their role as BBVA executive directors, provided that they do not leave due to retirement, disability or serious breach of duties. In compensation for this agreement, the Bank shall award them remuneration of an amount equivalent to their Annual Fixed Remuneration for each year of the non-compete agreement, which will be awarded monthly over the course of the two years.

Accordingly, the former executive director Head of GE&PA, who left his role on 13 March 2020, received for this concept, €625 thousand during the 2020 financial year.

With regard to Senior Management, excluding executive directors, during the 2020 financial year, the Bank paid out a total of €2,185 thousand resulting from the extinction of the contractual relationship with one member of Senior Management and in fulfilment of the provisions of the member’s contract (for the payment of legal severance benefits and notice). This contract includes the right to receive the corresponding legal severance pay, provided that the member of Senior Management does not leave of his own will, for retirement, disability or due to a serious breach of duties, which will be calculated in accordance with the provisions of applicable labor regulations, and a notice clause. In addition, the contract establishes a non-compete clause, effective for a period of one (1) year after the member leaves the role as a senior manager of BBVA, provided that the member does not leave due to retirement, disability or serious breach of duties. In compensation for this agreement, the member of Senior Management received a total of €898 thousand during 2020.

These payments comply with the conditions set out in the regulations applicable to the group of employees with a material impact on the Group's risk profile, to which members of Senior Management belong.